Summary of Significant Accounting Policies - Schedule of Amounts Associated with Processing Services Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Interchange fees and assessments	$ 5,526	$ 5,152	$ 10,491	$ 9,873	$ 20,406	$ 19,368	$ 18,373
Debit network fees	$ 760	$ 773	$ 1,470	$ 1,492	$ 2,965	$ 2,915	$ 2,786